INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period	$ 110,913,884	$ 111,990,145
Purchases of the period	47,643,458	71,694,655
Production costs	6,503,891	7,123,255
Foreign currency translation	185,428	(226,797)
Subtotal	165,246,661	190,581,258
Inventories as of the end of the period	(109,450,616)	(118,965,477)
Cost of sales	$ 55,796,045	$ 71,615,781